Reverse Acquisition	12 Months Ended
Mar. 31, 2018
Disclosure Text Block [Abstract]
Reverse Acquisition

Effective April 1, 2017, we entered into a Contribution Agreement with Wealth Generators, pursuant to which the Wealth Generators members agreed to contribute 100% of the outstanding securities of Wealth Generators in exchange for an aggregate of 1,358,670,942 shares of our common stock. Following the closing, Wealth Generators became our wholly owned subsidiary and the Wealth Generators members became our stockholders and control the majority of our outstanding common stock.

The transaction was accounted for as a reverse acquisition using the acquisition method of accounting in accordance with FASB ASC Topic 805. Wealth Generators is the acquirer solely for financial accounting purposes. The following table summarizes the purchase accounting for the fair value of the assets acquired and liabilities assumed at the date of the reverse acquisition.

Cash	$3,550
Receivables	150,000
Total assets acquired	153,550

Accounts payable and accrued liabilities	456,599
Due to former management	127,199
Debt	26,314
Total liabilities assumed [1]	610,112

Net liabilities assumed	456,562

Consideration [2]	662,047

Goodwill	$1,118,609

[1]	In conjunction with the reverse acquisition, we entered into an assignment and assumption agreement wherein we issued 24,914,348 shares of our common stock to Alpha Pro Asset Management Group, LLC (“Alpha Pro”), an entity affiliated with the prior members of management, in exchange for Alpha Pro’s assumption of $482,588 in liabilities. Accordingly, the shares issued for debt were accounted for the moment before the reverse acquisition, and the $482,588 in liabilities have been excluded from the total liabilities assumed shown here.

[2]	The fair value of the consideration effectively transferred was measured based on the fair value of 150,465,339 shares that were outstanding immediately before the transaction. Using the closing market price of $0.0044 per share on March 31, 2017, consideration was valued at $662,047

The table below represents the pro forma financial statements for the year ended March 31, 2017, assuming the reverse acquisition had occurred on April 1, 2016, pursuant to ASC Subtopic 805-10-50. The historical financial information has been derived from the audited financial statements of Wealth Generators as filed on June 30, 2017 in the Company’s Form 8K-A and the audited financial statements of INVU. The financial information has been adjusted to give pro forma effect to events that are directly attributable to the reverse merger, are factually supportable and, in the case of the pro forma statements of operations, have a recurring impact. The pro forma adjustments are based upon available information and assumptions that the Company believes are reasonable.

This pro forma information does not purport to represent what the actual results of our operations would have been had the reverse acquisition occurred on April 1, 2016.

Pro Forma Consolidated Balance Sheet as of March 31, 2017

	Wealth Generators, LLC	Investview, Inc.	Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$1,616	$3,550	$-	$5,166
Receivables	444,610	150,000	(162,430)[1]	432,180
Short term advances	10,000	-	-	10,000
Total current assets	456,226	153,550	(162,430)	447,346

Fixed assets, net	10,235	-	-	10,235

Other assets:
Deposits	6,000	-	-	6,000
Goodwill	-	-	1,118,609 [3]	-
			(1,118,609)[4]
Total other assets	6,000	-	-	6,000

Total assets	$472,461	$153,550	$(162,430)	$463,581

LIABILITIES AND STOCKHOLDERS' DEFICIT
Current liabilities:
Accounts payable and accrued liabilities	$1,370,972	$417,025	$(162,430)[1]	$1,385,010
			(86,500)[2]
			(154,057)[4]
Deferred revenue	433,298	5,807	(5,807)[4]	433,298
Related party payable	805,895	132,199	(5,000)[2]	805,895
			(127,199)[4]
Settlement payable	-	344,392	(344,392)[2]	-
Debt	2,093,745	73,011	(46,696)[2]	2,102,476
			(17,583)[4]
Current liabilities of discontinued operations	-	120,266	(120,266)[4]	-
Derivative liability, short term portion	-	37,157	(37,157)[2]	-
Total current liabilities	4,703,909	1,129,857	(1,107,088)	4,726,679

Long term liabilities	-	-	-	-

Total liabilities	4,703,909	1,129,857	(1,107,088)	4,726,679

Stockholders’ deficit:
Preferred stock	-	-	-	-
Common stock	-	125,889	24,576 [2]	1,509,136
			1,358,671 [3]
Additional paid in capital	-	97,774,514	83,558 [2]	(1,250,112)
			(99,108,184)[3]
Treasury stock	-	(8,589)	-	(8,589)
Members’ deficit	(4,231,449)	-	4,231,449 [5]	-
Accumulated deficit	-	(98,868,122)	411,612 [2]	(4,513,534)
			98,868,122 [3]
			(693,697)[4]
			(4,231,449)[5]
Total stockholders’ deficit	(4,231,449)	(976,307)	944,657	4,263,099

Total liabilities and stockholders’ deficit	$472,461	$153,550	$(162,430)	$463,580

Pro Forma Consolidated Income Statement for the year ended March 31, 2017

	Wealth Generators, LLC	Investview, Inc.	Adjustments	Consolidated

Revenue, net	$12,872,947	$131,465	$(131,465)[4]	$12,872,947

Operating costs and expenses:
Cost of sales	862,849	3,257	(3,257)[4]	862,849
Commissions	9,412,655	-	-	9,412,655
Selling and marketing	500,032	-	-	500,032
Salary and related	1,918,199	-	-	1,918,199
Professional fees	917,308	-	-	917,308
General and administrative	1,199,564	980,579	(779,611)[4]	1,400,532
Total operating costs and expenses	14,810,607	983,836	(782,869)	15,011,575

Net loss from operations	(1,937,660)	(852,371)	651,404	(2,138,627)

Other income (expense):
Interest expense, related parties	(274,057)	-	-	(274,057)
Interest expense	(205,327)	(648,573)	-	(839,525)
Other income (expense)	(6,120)	-	-	(6,120)
Gain (loss) on change in fair value of derivative liabilities	-	84,284	-	84,284
Gain (loss) on debt extinguishment	-	3,170,326	411,612 [2]	3,581,938
Total other income (expense)	(485,504)	2,606,038	411,612	2,532,145

Loss from operations before taxes	(2,423,164)	1,753,666	1,063,015	393,518

Tax expense	(4,039)	-	-	(4,039)

Net loss	$(2,427,203)	$1,753,666	$1,063,015	$389,479

[1]	During the year ended March 31, 2017 Wealth Generators, LLC ("WG") was utilizing the INVU merchant account to process a number of the WG sales transactions. In exchange for the use of the account, WG was making payments on an INVU note payable on INVU's behalf. As of March 31, 2017 INVU was holding $162,430 in their merchant account that belonged to WG, therefore had a liability recorded on their books while WG had a corresponding receivable. This entry eliminates those intercompany balances as if the entities had been consolidated as of March 31, 2017.

[2]	In conjunction with the Acquisition, INVU entered into an assignment and assumption agreement wherein they issued 24,914,348 shares of their common stock to Alpha Pro Asset Management Group, LLC ("Alpha Pro"), an entity affiliated with the prior members of management, in exchange for Alpha Pro's assumption of $482,588 worth of liabilities. This entry records the issuance of shares, the extinguishment of debt, and the gain on the transaction. One of the notes assumed by Alpha Pro had a derivative liability recorded on the INVU’s books for $31,157, therefore that liability was also extinguished with the execution of the agreement.

[3]	INVU issued 1,358,670,942 shares of their common stock to the members of Wealth Generators, LLC in exchange for 100% of the outstanding securities of WG. This entry records the issuance of shares to ensure the capital accounts reflects that of the legal acquirer (INVU), records goodwill for the excess of the purchase price over the assets acquired and liabilities assumed and eliminates INVU's historical stockholders' deficit. The fair value of the consideration effectively transferred was measured based on the fair value of INVU’s shares that were outstanding immediately before the transaction of 150,465,339. Using the closing market price of INVU’s shares on March 31, 2017 of $0.0044 consideration was valued at $662,047.

[4]	On June 6, 2017 INVU entered into an Acquisition Agreement with Market Trend Strategies, LLC ("Market"), a company whose members are also former members of management of INVU. In accordance with the Acquisition Agreement, INVU spun-off the operations of INVU that existed prior to the merger with Wealth Generators, LLC and sold the intangible assets used in the operations of INVU pre-merger in exchange for Market assuming $419,139 worth of liabilities that had been on the books pre-merger. Because there was goodwill that was recorded in conjunction with the merger, and it therefore related to the INVU operations that were acquired, this spin-off entry effectively reduced the goodwill to zero, reduced the liabilities that had been assumed, removed the expenses related to the spun-off operations of INVU pre-merger, and resulted in a gain on spin-off of operations.

[5]	This entry reclasses the members deficit of Wealth Generators, LLC to accumulated deficit of the consolidated entity.